UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM 13F

FORM 13F COVER PAGE


Report for the Quarter Ended: March 31, 2012

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):	[ ] is a restatement.

					[ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: 			Aris Wealth Services, Inc.
Address:		270 Walker Drive
			State College, PA  16801

13F File Number:  028-12746

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:			Chas Boyd
Title:			CCO
Phone:			814-231-3710

Signature, Place, and Date of Signing:


Chas Boyd
State College, PA
February 11, 2008

Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.
[   ]	13F NOTICE.
[   ]	13F COMBINATION REPORT.

			  FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 72

Form 13F information Table Value Total: $37,018
					(x$1000)

List of Other Included Managers:	NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
IShares TR Aggregate Bond      PFD              464287226     2158    19649 SH       Sole                    17924              1725
IShares Tr High Yld Corp       PFD              464288513      466     5136 SH       Sole                     4287               849
Allstate Corp                  COM              020002101      303     9190 SH       Sole                     7348              1841
Ameriprise Financial Inc       COM              03076C106      283     4958 SH       Sole                     4191               767
Apache                         COM              037411105      496     4940 SH       Sole                     2889              2051
Apple Computer                 COM              037833100      862     1437 SH       Sole                      887               550
AT&T Inc Com                   COM              00206R102      292     9335 SH       Sole                     1372              7963
Bank of America Corp           COM              060505104      262    27416 SH       Sole                    21386              6030
BB&T Corp                      COM              054937107      308     9824 SH       Sole                     8276              1548
BMC Software                   COM              055921100      336     8368 SH       Sole                     6142              2226
BPI Energy Holdings Com        COM              055934103        0    31400 SH       Sole                                      31400
CF Inds Hldgs Inc Com          COM              125269100      408     2234 SH       Sole                     1035              1199
Cisco Systems                  COM              17275R102      467    22082 SH       Sole                    13453              8628
Colgate Palmolive              COM              194162103      854     8732 SH       Sole                     3391              5341
ConocoPhillips                 COM              20825C104      591     7778 SH       Sole                     4925              2853
Constellation Brands A         COM              21036P108      390    16531 SH       Sole                    13959              2572
CVS/Caremark Corp              COM              126650100      373     8335 SH       Sole                     6610              1725
Danaher Corp                   COM              235851102      397     7090 SH       Sole                     5308              1782
Darden Restaurants Inc         COM              237194105      327     6399 SH       Sole                     5395              1004
Dr Pepper Snapple Grp Com      COM              26138E109      307     7640 SH       Sole                     6310              1330
Eaton Vance Risk Managed Incom COM              27829G106     2847   268858 SH       Sole                     1311            267547
Exxon Mobil Corporation        COM              30231G102     1332    15363 SH       Sole                     4579             10784
Fiserv Inc                     COM              337738108      409     5901 SH       Sole                     5092               809
Ford Mtr Co DEL                COM              345370860      127    10205 SH       Sole                                      10205
Freeport McMoran Copper & Gold COM              35671D857      277     7293 SH       Sole                     5605              1689
Fulton Financial               COM              360271100      126    11980 SH       Sole                                      11980
General Dynamics               COM              369550108      268     3650 SH       Sole                     3095               555
General Electric               COM              369604103      927    46180 SH       Sole                     4222             41958
Gilead Sciences Inc            COM              375558103      344     7044 SH       Sole                     4772              2272
Google Inc Cl A                COM              38259P508      469      731 SH       Sole                      494               237
Harman International           COM              413086109      311     6645 SH       Sole                     4416              2229
Harris Corp                    COM              413875105      306     6790 SH       Sole                     5680              1110
IBM                            COM              459200101      559     2678 SH       Sole                      755              1923
Idenix Pharmaceuticals Com     COM              45166R204      294    30000 SH       Sole                                      30000
Intel                          COM              458140100      224     7950 SH       Sole                     3100              4850
J P Morgan Chase & Co          COM              46625H100      642    13959 SH       Sole                     6298              7661
Johnson & Johnson              COM              478160104      462     6998 SH       Sole                      670              6328
Kayne Anderson MLP Investment  COM              486606106     2651    85089 SH       Sole                     2712             82377
Kohls                          COM              500255104      353     7049 SH       Sole                     4590              2459
Laboratory Corp of Amer Hldgs  COM              50540R409      314     3434 SH       Sole                     2579               855
Lowes                          COM              548661107      433    13799 SH       Sole                     9355              4443
LSI Logic                      COM              502161102      435    50114 SH       Sole                    37898             12216
Marriott Internatl Inc Class A COM              fhb903208        0    11166 SH       Sole                                      11166
McKesson HBOC Inc              COM              58155Q103      339     3861 SH       Sole                     2778              1083
Merck & Co                     COM              58933Y105      301     7845 SH       Sole                     1884              5961
Metlife Inc                    COM              59156R108      256     6850 SH       Sole                     5635              1215
MLP & Strategic Equity Fund, I COM              55312N106     2048   115063 SH       Sole                      876            114187
Murphy Oil Corp                COM              626717102      421     7485 SH       Sole                     4397              3088
Nabors Inds Inc                COM              G6359F103      351    20096 SH       Sole                    12518              7578
National Oilwell Varco Com     COM              637071101      582     7322 SH       Sole                     4586              2736
Nvidia Corp                    COM              67066G104      366    23780 SH       Sole                    17080              6700
Oracle Systems                 COM              68389X105      597    20477 SH       Sole                    11570              8907
Pfizer                         COM              717081103      226     9997 SH       Sole                     2601              7396
PP&L Res PA                    COM              69351T106      312    11042 SH       Sole                     6771              4271
Procter & Gamble               COM              742718109      441     6567 SH       Sole                     1210              5357
Public Service Enterprise Grp  COM              744573106      300     9808 SH       Sole                     6450              3358
Roper Industries Inc           COM              776696106      444     4478 SH       Sole                     2964              1514
Scripps Network Interactive In COM              811065101      305     6273 SH       Sole                     4228              2045
St Jude Med Inc                COM              790849103      299     6743 SH       Sole                     4663              2080
Stericycle Inc                 COM              858912108      378     4518 SH       Sole                     2972              1546
Target Corp                    COM              87612E106      395     6784 SH       Sole                     4321              2463
Thermo Electron                COM              883556102      294     5218 SH       Sole                     3893              1325
Travelers Companies Com        COM              89417E109      298     5040 SH       Sole                     4080               960
Union Pacific                  COM              907818108      459     4272 SH       Sole                     2960              1313
UNUM Corp                      COM              91529Y106      335    13693 SH       Sole                    11470              2223
Verizon Communications         COM              92343V104      539    14098 SH       Sole                     7642              6456
Wal Mart Stores                COM              931142103      381     6227 SH       Sole                     4772              1455
Watson Pharmaceutical Inc      COM              942683103      370     5520 SH       Sole                     4022              1498
Hcp Inc                        LTD              40414L109      570    14445 SH       Sole                      126             14319
Health Care REIT, Inc.         LTD              42217K106      630    11455 SH       Sole                      137             11318
Realty Income Corporation      LTD              756109104      685    17678 SH       Sole                      128             17549
American Realty Cap Trust Inc  LTD              02917L101      103    10000 SH       Sole                                      10000